LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Loans Payable [Abstract]
LONG-TERM DEBT
NOTE 10:     LONG-TERM DEBT

A.    Composition

As of December 31, 2024 and 2023:

Details	2024	2023
JPY loans - principal amount - see Notes 10B and 10C below	$98,962	$102,491
Capital leases and other long-term liabilities - see Note 10D below	73,977	119,310
Operating leases - see Note 10E below	7,874	9,762
Less - current maturities	(48,376)	(58,952)
	$132,437	$172,611

B.     Repayment Schedule of Long-term JPY Loans

As of December 31, 2024:

Details	Interest Rate	2025	2026	2027	2028	2029	2030	Total
Long-term JPY loans	2.0%	$6,386	$-	$13,226	$26,450	$26,450	$26,450	$98,962

C.     Long-term JPY Loans

In December 2021, TPSCo refinanced its then existing loan with an 11 billion JPY (approximately $70,000 as of December 31, 2024) asset-based loan with a consortium of financial institutions consisting of (i) JA Mitsui Leasing, Ltd., (ii) Mitsubishi HC Capital Inc., (iii) Taishin International Bank Co., Ltd. Tokyo Branch, and (iv) BOT lease Co. Ltd. (“2021 JPY Loan”). The 2021 JPY Loan carried a fixed interest rate of 1.95% per annum with principal payable in seven semiannual payments from December 2024 until December 2027. The 2021 JPY Loan was secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

In September 2023, TPSCo entered into a term loan agreement with JA Mitsui Leasing Ltd. for an additional 3.5 billion JPY (approximately $22,000 as of December 31, 2024) term loan (“2023 JPY Loan”). The 2023 JPY Loan carried a fixed interest rate of 1.95% per annum with principal payable in seven semiannual payments from September 2024 until September 2027. The 2023 JPY Loan was secured by a second lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

In December 2024, TPSCo signed an agreement with its lenders to refinance its 2021 JPY Loan and 2023 JPY Loan with a new 14.5 billion JPY (approximately $92,000 as of December 31, 2024) asset-based loan (“2024 JPY Loan”), of which 11.5 billion JPY were used to repay the 2021 JPY Loan and 2023 JPY Loan and 12.5 billion JPY were drawn, resulting in outstanding JPY Loans of 15.5 billion JPY (approximately $100,000) as of December 31, 2024.  In accordance with this agreement, during the first half of 2025, an amount of 3 billion JPY is outstanding for repayment and an amount of 2 billion JPY is expected to be withdrawn.  The lenders are a consortium of financial institutions consisting of (i) JA Mitsui Leasing, Ltd., (ii) Mitsubishi HC Capital Inc. and (iii) BOT lease Co. Ltd. (“2024 JPY Loan”). The 2024 JPY Loan carries a fixed interest rate of 2% per annum with principal payable in seven semiannual payments from December 2027 to December 2030. The 2024 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.

The 2024 JPY Loan contains certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JPY Loan are not guaranteed by Tower, NTCJ, or any of their affiliates.

As of December 31, 2024, TPSCo maintained compliance with all of the financial covenants under the 2024 JPY Loan.

D     Capital Lease Agreements and Other Long-term Liabilities

Certain of the Company’s subsidiaries enter into capital lease agreements from time to time for certain machinery and equipment, usually for a period of four years, with an option to buy the machinery and equipment after a period of between three to four years from the start of the lease period. The lease agreements are denominated in JPY and contain annual interest rates of approximately 2%, and the assets under the lease agreements are pledged to the lender until the time at which the respective subsidiary acquires the assets. The obligations under the capital lease agreements are guaranteed by Tower, except for TPSCo’s obligations under its capital lease agreements (see also Note 13B).

TPSCo leases its facility buildings in Japan from NTCJ under a long-term capital lease with a term through at least March 2032.

As of December 31, 2024 and 2023, the Company’s total outstanding capital lease liabilities for fixed assets were $73,453 and $118,272, respectively, of which $24,785 and $40,330, respectively, were included under current maturities of long-term debt.

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2024:

Fiscal Year	Amount ($)
2025	$26,503
2026	24,816
2027	7,220
2028	5,087
2029	4,118
2030 and on	9,266
Total	77,010
Less - imputed interest	(3,033)
Total	$73,977

E.     Operating Lease Agreements

The Company enters into operating leases from time to time, primarily with regard to certain of its operating and other facilities. Operating lease cost for the years ended December 31, 2024, 2023 and 2022 was $4,592, $4,807 and $5,867, respectively. During 2024, cash paid for operating lease liabilities was $4,439.

 The following presents the composition of operating leases in the balance sheets:

Details	Presentation in the Consolidated Balance Sheets	December 31, 2024	December 31, 2023
ROU - assets under operating leases	Other long-term assets, net	$7,874	$9,762
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$3,913	$3,450
Long-term operating lease liabilities	Long-term debt	3,961	6,312
Total operating lease liabilities		$7,874	$9,762
Weighted average remaining lease term (years)		2.6	3.3
Weighted average discount rate		1.95%	1.94%

  The following presents the maturity presentation of operating lease liabilities as of December 31, 2024:

Fiscal Year	Amount ($)
2025	$3,927
2026	3,161
2027	916
Total	8,004
Less - imputed interest	(130)
Total	$7,874